Leases	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right of use assets:

	2025	2024
	€	€
As of January 1,	813,842	231,893
Additions / (Disposals)	—	756,748
Remeasurement	251,427	—
Depreciation charges	(229,203)	(174,799)
Impact of transaction of foreign currency	(79,115)	—
As of December 31,	756,951	813,842

The following table provides information about the Group’s lease liabilities at December 31, 2025:

	2025	2024
	€	€
Office leases	(776,798)	(861,470)
Total lease liability	(776,798)	(861,470)
Current Portion	(200,213)	(222,427)
Non-current Portion	(576,585)	(639,043)

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2025:

As at December 31,	€
Less than 1 year	310,692
1-5 Years	894,952
Total lease payments	1,205,644
Less: imputed interest	428,846
Total lease liabilities	776,798
Current lease liabilities	200,213
Long-term lease liabilities	576,585

Office leases consist of (i) a lease that was renewed on December 1, 2025 with an expiration date of November 30, 2028 for offices in Leiden, the Netherlands. The lease has a lease term of three years, and (ii) a new lease agreement entered into on October 16, 2024 with an expiration date of December 31, 2029, for office space in Lexington, Cranberry One Suite 400, United States of America, or the U.S. The lease has a lease term of five years.

On June 30, 2024 a lease related to office space in Lexington, Cranberry One Suite 300, expired.

The average incremental borrowing rate applied to the lease liability related to the Leiden lease was 7.77% during the twelve months ended December 31, 2025 and 2024.

The average incremental borrowing rate applied to the lease liability related to the U.S. lease was 6.39% for the year ended December 31, 2025.

Depreciation expense of €0.2 million for each of the years ended December 31, 2025, 2024 and 2023, was incurred and is reflected in general and administrative expenses as determined by the underlying activities.

The total expense related to short-term and low-value leases in 2025 was €0.3 million, (2024: €0.4 million; 2023: €0.2 million) and is included in facility, communication, and office expenses.

Cash outflows related to leases during the years ended December 31, 2025, 2024 and 2023 were €0.2 million in each of the years.